SUBSIDIARIES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about business combination [table]
Revenue of acquired entities since acquisition date	$ 621	$ 7,600
Profit (loss) of acquired entities since acquisition date	10	635
Revenue of combined entity as if combination occurred at beginning of period	1,600	14,700
Profit (loss) of combined entity as if combination occurred at beginning of period	$ 25	$ 189